Critical accounting judgements and key sources of estimation uncertainty	6 Months Ended
Jun. 30, 2023
Disclosure Of Accounting Judgements And Estimates [Abstract]
Critical accounting judgements and key sources of estimation uncertainty
Note 2: Critical accounting judgements and key sources of estimation uncertainty
The preparation of the Group’s financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based upon amounts which differ from these estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In preparing the financial statements, the Group has considered the impact of climate-related risks on its financial position and performance. While the effects of climate change represent a source of uncertainty, the Group does not consider there to be a material impact on its judgements and estimates from the physical, transition and other climate-related risks in the short term.
Except for the change to the critical accounting judgement and key sources of estimation uncertainty in determining the liabilities arising from the insurance business and the removal of the judgements and estimates in respect of the value of in-force asset and capitalised software enhancements, the Group’s significant judgements, estimates and assumptions are unchanged compared to those applied at 31 December 2022. Further information on the critical accounting judgements and key sources of estimation uncertainty for the allowance for expected credit losses is set out in note 16.
Valuation of liabilities arising from the insurance business
The Group has applied judgment in determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined, where material.
The products to which an illiquidity premium has been applied to the discount rate are annuity contracts, due to the illiquid nature of their cash flows, certain reinsurance contracts held where the underlying contracts are annuity contracts, due to the transfer of longevity risk to the reinsurer, and whole of life protection contracts, due to the inherent policyholder value and zero surrender option.
For annuity contracts, at initial recognition, the discount rate is calculated with reference to a strategic portfolio of assets, and subsequently measured to reflect the mix of actual assets backing annuity contracts, adjusted to reflect the impacts of transition from initial recognition. To reflect differences between the characteristics of insurance contracts and the derivation of discount rates based on a reference portfolio, adjustments for credit risk are required, and the Group uses the fundamental spread to maintain consistency with its Solvency II approach. For protection contracts, the illiquidity premium is based on the spread on a covered bond index.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 2: Critical accounting judgements and key sources of estimation uncertainty (continued)
The Group has also applied judgment to determine if a drawdown feature added to its longstanding and workplace pension products was a modification that required derecognition. See note 6 for more details.